Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 2,398	$ 1,798
Marketable securities - current	280	118
Accounts receivable - net of allowances of $88 and $91	4,392	4,154
Inventories
Finished goods	1,629	1,655
Work in process	1,039	1,008
Raw materials and supplies	717	855
Total inventories	3,385	3,518
Other current assets	1,271	1,398
Total current assets	11,726	10,986
Marketable securities - non-current	17	9
Investments	128	117
Property, plant and equipment	23,499	23,098
Less: Accumulated depreciation	(14,983)	(14,583)
Property, plant and equipment - net	8,516	8,515
Goodwill	9,166	9,249
Intangible assets - net	2,320	2,601
Prepaid pension benefits	52	188
Other assets	981	1,218
Total assets	32,906	32,883
Current liabilities
Short-term borrowings and current portion of long-term debt	972	2,044
Accounts payable	1,798	1,694
Accrued payroll	678	644
Accrued income taxes	299	332
Other current liabilities	2,472	2,404
Total current liabilities	6,219	7,118
Long-term debt	10,678	8,753
Pension and postretirement benefits	4,018	3,520
Other liabilities	1,648	2,024
Total liabilities	22,563	21,415
Commitments and contingencies (Note 14)
3M Company shareholders' equity:
Common stock, par value $.01 per share, Shares outstanding - 2016: 596,726,278; Shares outstanding - 2015: 609,330,124	9	9
Additional paid-in capital	5,061	4,791
Retained earnings	37,907	36,296
Treasury stock	(25,434)	(23,308)
Accumulated other comprehensive income (loss)	(7,245)	(6,359)
Total 3M Company shareholders' equity	10,298	11,429
Noncontrolling interest	45	39
Total equity	10,343	11,468
Total liabilities and equity	$ 32,906	$ 32,883